Jun. 15, 2017
Multi-Asset Portfolio
Multi-Asset Portfolio

Summary Prospectus and Prospectus
Supplement

June 15, 2017

Morgan Stanley Institutional Fund Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund Inc. Summary Prospectus and Prospectus dated May 1, 2017

Multi-Asset Portfolio

The composition of the Customized MSIM Global Allocation Index, the secondary benchmark index of the Multi-Asset Portfolio, has been changed from 60% MSCI All Country World Index, 30% Bloomberg Barclays Global Aggregate Bond Index, 5% S&P GSCI Light Energy Index and 5% Bank of America/Merrill Lynch U.S. Dollar 1-Month LIBID Average Index to 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond Index.

Please retain this supplement for future reference.